CONVERTIBLE PROMISSORY NOTE, Black-Scholes Option Pricing (Details)	12 Months Ended
Dec. 31, 2020
Fair values options using Black-Scholes option pricing model [Abstract]
Expected dividend yield	0.00%
Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate	0.10%
Estimated life	0.5
Expected volatility	60.00%
Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate	0.34%
Estimated life	0.75
Expected volatility	101.00%